PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31,
	2014	2013

	$ in thousands

Machinery and equipment	1,710	1,709
Leasehold improvements	24	24
Office furniture and equipment	44	44
	1,778	1,777
Less - accumulated depreciation and amortization	1,751	1,746
	27	31